TYPE			13F-HR

PERIOD			09/30/07

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: SEPTEMBER 30, 2007

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   OCTOBER 29, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  53 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $54,281(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     2520    36237 SH       Sole                    24662             11575
                                                               216     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     2407    35587 SH       Sole                    23832             11755
                                                                85     1250 SH       Other                                      1250
ASPEN INS HDGS LTD             COM              G05384105     1401    50195 SH       Sole                    33695             16500
                                                                50     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1910    21659 SH       Sole                    14379              7280
                                                               123     1400 SH       Other                                      1400
CITIGROUP INC                  COM              172967101     2280    48847 SH       Sole                    32692             16155
COVIDIEN LTD                   COM              G2552X108     1162    28010 SH       Sole                    18750              9260
                                                                26      618 SH       Other                                       618
DOVER CORP                     COM              260003108     2646    51942 SH       Sole                    34477             17465
                                                               107     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1663    31244 SH       Sole                    20374             10870
GENERAL ELECTRIC               COM              369604103     3107    75060 SH       Sole                    50290             24770
                                                               110     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     1860    57326 SH       Sole                    38681             18645
                                                                54     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2946    49541 SH       Sole                    32926             16615
                                                                28      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     2968    45180 SH       Sole                    30262             14918
                                                               105     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      859    24894 SH       Sole                    16894              8000
                                                                74     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1554    15210 SH       Sole                    10240              4970
                                                                53      515 SH       Other                                       515
LOWE'S COMPANIES               COM              548661107     2114    75435 SH       Sole                    50835             24600
                                                                62     2200 SH       Other                                      2200
MEDTRONIC INC                  COM              585055106     1241    22000 SH       Sole                    14575              7425
                                                                45      800 SH       Other                                       800
MONTPELIER RE HLDGS LTD        COM              G62185106      928    52445 SH       Sole                    35020             17425
NEWS CORP LTD A                COM              65248E104     2187    99455 SH       Sole                    66340             33115
                                                                79     3605 SH       Other                                      3605
PFIZER INC                     COM              717081103     1723    70526 SH       Sole                    47716             22810
                                                               128     5225 SH       Other                                      5225
ST JUDE MEDICAL                COM              790849103     1510    34265 SH       Sole                    22990             11275
                                                                53     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     2226    32370 SH       Sole                    21725             10645
                                                                76     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     2246    36104 SH       Sole                    23590             12514
                                                                88     1410 SH       Other                                      1410
TYCO ELECTRONICS               COM              G9144P105      992    28010 SH       Sole                    18750              9260
                                                                22      618 SH       Other                                       618
TYCO INTL LTD                  COM              G9143X208     1242    28010 SH       Sole                    18750              9260
                                                                27      618 SH       Other                                       618
UNITEDHEALTH GRP               COM              91324p102     1264    26103 SH       Sole                    17618              8485
                                                                43      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     2440    55890 SH       Sole                    37520             18370
                                                                86     1980 SH       Other                                      1980
WYNDHAM WORLDWIDE              COM              98310W108     1088    33210 SH       Sole                    22258             10952
                                                                38     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102     1951    24090 SH       Sole                    16215              7875
                                                                67      825 SH       Other                                       825